Property, plant and equipment - Summary of Movements in Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 139,739		€ 41,544	€ 40,464	€ 32,525
Additions	15,502		8,110	14,066
Disposals	(178)	€ (733)	(2,317)	(1,773)
Depreciation	(5,723)		(5,623)	(4,309)
Depreciation of disposals	81		813	421
Impairments	(545)	0	(354)	(466)	(272)
Reclassifications			70	0
Reversal of impairments	€ 122	€ 0	381	0	0
Charges and Charging Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			30,597	30,727	29,410
Additions			0	0
Disposals			(2,317)	(1,773)
Depreciation			(5,417)	(4,024)
Depreciation of disposals			813	421
Impairments			(354)	(466)
Reclassifications			6,764	7,159
Reversal of impairments			381
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			481	614	837
Additions			3	62
Disposals			0	0
Depreciation			(206)	(285)
Depreciation of disposals			0	0
Impairments			0	0
Reclassifications			70	0
Reversal of impairments			0
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			10,466	9,123	2,278
Additions			8,107	14,004
Disposals			0	0
Depreciation			0	0
Depreciation of disposals			0	0
Impairments			0	0
Reclassifications			(6,764)	(7,159)
Reversal of impairments			0
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			59,794	53,931	41,638
Gross carrying amount [member] | Charges and Charging Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			47,413	42,966	37,580
Gross carrying amount [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			1,915	1,842	1,780
Gross carrying amount [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			10,466	9,123	2,278
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(18,250)	(13,467)	(9,113)
Accumulated depreciation, amortisation and impairment [member] | Charges and Charging Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(16,816)	(12,239)	(8,170)
Accumulated depreciation, amortisation and impairment [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(1,434)	(1,228)	(943)
Accumulated depreciation, amortisation and impairment [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			€ 0	€ 0	€ 0